Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 384.0	$ 385.8
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	346.5	340.7
Sun Life
Ceded Credit Risk [Line Items]
Reinsurance recoverables	30.7	37.9
Talcott Resolution
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5.6	5.9
Other reinsurers
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 1.2	$ 1.3